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CHELSEA M. CHILDS chelsea.childs@dechert.com +1 617 728 7128 Direct +1 617 426 6567 Fax

May 4, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 553 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on April 29, 2016.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7128.

Very truly yours,

/s/ Chelsea M. Childs

Chelsea M. Childs